Distribution Received and Dividend Paid (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended						6 Months Ended		12 Months Ended					0 Months Ended
	May 30, 2014	Mar. 03, 2014	Feb. 11, 2014	May 15, 2014 Cheniere Energy Partners, LP [Member]	Feb. 14, 2014 Cheniere Energy Partners, LP [Member]	Jan. 22, 2014 Cheniere Energy Partners, LP [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP [Member]	Jun. 30, 2013 Cheniere Energy Partners, LP [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member]		Dec. 31, 2011 Cheniere Energy Partners, LP [Member]		Aug. 14, 2014 Cheniere Energy Partners, LP [Member] Subsequent Event [Member]	Jul. 22, 2014 Cheniere Energy Partners, LP [Member] Subsequent Event [Member]	Feb. 14, 2014 Cheniere Energy Partners, LP [Member] Subsequent Event [Member]
Schedule of Distribution Received and Dividend Paid [Line Items]
Distribution Per Common Unit				$ 0.425	$ 0.425
Distribution Made to Limited Partner, Distributions Declared, Per Unit						$ 0.425									$ 0.425
Distribution Made to Limited Partner, Cash Distributions Declared				$ 5,084	$ 5,084		$ 49,508	$ 49,508	$ 99,015	$ 61,501	[1]	$ 50,136	[1]	$ 5,100		$ 5,100
Dividend Per Share	$ 0.019	$ 0.017	$ 0.017
Total Dividend Paid	$ 4,402	$ 3,939

[1]	Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.